Income Taxes Disclosure - Income Taxes from Continuing Operations (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The components of income from continuing operations before income taxes were as follows:

	Year Ended December 31,
Dollars in thousands	2014	2013	2012
U.S. operations	$188,473	$259,057	$263,730
Foreign operations	2,368	3,341	2,784
Total income from continuing operations before income taxes	$190,841	$262,398	$266,514

Schedule of Components of Income Tax Expense (Benefit)
The components of income tax expense from continuing operations were as follows:

	Year Ended December 31,
Dollars in thousands	2014	2013	2012
Current:
U.S. Federal	$69,117	$38,876	$—
State and local	12,294	10,104	4,142
Foreign	415	(424)	7
Total current	81,826	48,556	4,149
Deferred:
U.S. Federal	(16,232)	(3,642)	87,715
State and local	427	(5,653)	8,002
Foreign	143	449	345
Total deferred	(15,662)	(8,846)	96,062
Total income tax expense	$66,164	$39,710	$100,211

Schedule of Effective Income Tax Rate Reconciliation
Rate Reconciliation
The income tax expense differs from the amount that would result by applying the U.S. statutory rate to income before income taxes as follows:

	Year Ended December 31,
	2014	2013	2012
U.S Federal tax expense at statutory rates	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	4.1	3.9	3.9
Federal and state credits	(1.1)	(0.9)	(0.8)
Domestic production activities deduction	(3.6)	(0.6)	—
Recognition of outside basis differences	(1.1)	(15.4)	—
ecoATM option payments	1.4	0.7	—
Valuation allowance	—	2.3	—
Acquisition of ecoATM	—	(9.3)	—
Other	—	(0.6)	(0.5)
Effective tax rate	34.7%	15.1%	37.6%

Summary of Income Tax Contingencies
The aggregate changes in the balance of unrecognized tax benefits were as follows:

Dollars in thousands	Year Ended December 31,
	2014	2013	2012
Balance, beginning of the year	$2,781	$2,383	$2,455
Additions based on tax positions related to the current year	1,836	824	—
Additions for tax positions related to prior years	806	18	251
Reductions for tax positions related to prior years	—	(257)	(71)
Reductions from lapse of applicable statute of limitations	(784)	(49)	(252)
Settlements	—	(138)	—
Balance, end of year	$4,639	$2,781	$2,383

Schedule of Deferred Tax Assets and Liabilities
Significant components of our deferred tax assets and liabilities and the net increase (decrease) in the valuation allowance were as follows:

Dollars in thousands	December 31,
	2014	2013
Deferred tax assets:
Income tax loss carryforwards	$5,690	$7,347
Capital loss carryforwards	5,930	5,917
Credit carryforwards	2,929	2,289
Accrued liabilities and allowances	22,652	14,929
Stock-based compensation	11,901	12,547
Intangible assets	17,166	17,252
Investment basis	—	3,968
Other	3,776	2,148
Gross deferred tax assets	70,044	66,397
Less: Valuation Allowance	(6,898)	(6,898)
Total deferred tax assets	63,146	59,499
Deferred tax liabilities:
Property and equipment	(68,417)	(93,407)
Product costs	(43,140)	(40,757)
Convertible debt interest	—	(552)
Total deferred tax liabilities	(111,557)	(134,716)
Net deferred tax liabilities	$(48,411)	$(75,217)

Summary of Valuation Allowance	Change in Valuation Allowance

Dollars in thousands	Year Ended December 31,
	2014	2013	2012
Increase in valuation allowance	$—	$6,898	$—

Summary of Operating Loss Carryforwards
Our deferred tax assets relating to income tax loss carryforwards and expiration periods are summarized as follows:

Dollars in thousands	December 31, 2014
	Federal	State	Foreign
Net operating loss carryforwards	$257	$36,457	$16,448
Deferred tax assets related to net operating loss carryforwards	$90	$1,286	$4,314
Years that net operating loss carryforwards will expire between	2029 to 2034	2019 and 2034	2033 and 2035

Summary of Tax Credit Carryforwards
The following table shows our U.S. state tax credits and related expiration periods. Based upon our projections for future taxable income, we believe it is more likely than not that we will realize the benefits of these credits prior to their expiration.

Dollars in thousands	December 31, 2014
	Amount	Expiration
U.S state tax credits:
Illinois state tax credits	$3,388	2016 to 2017
California U.S. state tax credits	1,118	Do not expire
Total U.S. state tax credits	$4,506